Related Party Transactions (Schedule of Directors with Common Relationships) (Details)	12 Months Ended
Dec. 31, 2010
Cheil Industries ("Cheil") [Member]
Period of relationship, in years	March 2011 onwards
Commencement of common relationship	March 2011 onwards
SK Holdings Co., Ltd ("SK") [Member]
Period of relationship, in years	March 2008 to December 2010
Month and year director resigned from the Company	In December 2010, the director resigned from the Company